Equity, Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares
Stock options outstanding [Abstract]
Share based compensation expense | $	$ 9,875,359	$ (284,434)
Stock Options [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares	$ 5.13	$ 4.38	$ 4.34
Number of options outstanding (in shares) | shares	546,667	761,667	910,000
Number of options exercisable (in shares) | shares	480,000	540,001
Weighted average exercise price (in dollars per share) | $ / shares	$ 5.00	$ 5.00
Weighted average remaining life	26 months	30 months
Weighted average share price (in dollars per share) | $ / shares	$ 11.09	$ 4.64
Share based compensation expense | $	$ 107,533	$ 354,500
Reversal of share based compensation | $	$ 120,959
Forfeited (in shares) | shares	(104,361)	(115,000)
Weighted average assumptions [Abstract]
Expected life	10
Risk-free rate	1.53%
Volatility	205.80%
Dividend yield	0.00%
Stock Options [Member] | Exercise Price $1.80 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares	$ 1.80	$ 1.80
Number of options outstanding (in shares) | shares	6,667	10,000
Number of options exercisable (in shares) | shares	0	3,333
Weighted average exercise price (in dollars per share) | $ / shares	$ 1.80	$ 1.80
Weighted average remaining life	34 months	46 months
Stock Options [Member] | Exercise Price $5.00 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares	$ 5.00
Number of options outstanding (in shares) | shares	480,000
Number of options exercisable (in shares) | shares	480,000
Weighted average exercise price (in dollars per share) | $ / shares	$ 5.00
Weighted average remaining life	15 months
Stock Options [Member] | Exercise Price $6.57 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares	$ 6.57
Number of options outstanding (in shares) | shares	60,000
Number of options exercisable (in shares) | shares	0
Weighted average exercise price (in dollars per share) | $ / shares	$ 6.57
Weighted average remaining life	112 months
Stock Options [Member] | Exercise Price $1.14 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares		$ 1.14
Number of options outstanding (in shares) | shares		66,667
Number of options exercisable (in shares) | shares		0
Weighted average exercise price (in dollars per share) | $ / shares		$ 1.14
Weighted average remaining life		48 months
Stock Options [Member] | Exercise Price $3.00 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares		$ 3.00
Number of options outstanding (in shares) | shares		90,000
Number of options exercisable (in shares) | shares		60,000
Weighted average exercise price (in dollars per share) | $ / shares		$ 3.00
Weighted average remaining life		33 months
Stock Options [Member] | Exercise Price $5.00 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share) | $ / shares		$ 5.00
Number of options outstanding (in shares) | shares		595,000
Number of options exercisable (in shares) | shares		476,668
Weighted average exercise price (in dollars per share) | $ / shares		$ 5.00
Weighted average remaining life		27 months